RETIREMENT-RELATED BENEFITS - Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Qualified PPP
RETIREMENT-RELATED BENEFITS
Subtotal	$ 41,969	$ 41,680
Investments measured at net asset value using the NAV expedient	9,641	10,179
Other	(205)	(143)
Fair value of plan assets	51,405	51,716
Qualified PPP | Equity securities
RETIREMENT-RELATED BENEFITS
Subtotal	5,779	11,211
Value of IBM securities included in plan assets	$ 28	$ 34
Percentage of IBM securities included in plan assets	0.10%	0.10%
Qualified PPP | Equity mutual funds
RETIREMENT-RELATED BENEFITS
Subtotal	$ 93	$ 99
Qualified PPP | Government and related
RETIREMENT-RELATED BENEFITS
Subtotal	14,897	9,854
Qualified PPP | Corporate bonds
RETIREMENT-RELATED BENEFITS
Subtotal	18,164	17,090
Value of IBM securities included in plan assets	$ 4	$ 23
Percentage of IBM securities included in plan assets	0.01%	0.04%
Qualified PPP | Mortgage and asset-backed securities
RETIREMENT-RELATED BENEFITS
Subtotal	$ 656	$ 643
Qualified PPP | Fixed income mutual funds
RETIREMENT-RELATED BENEFITS
Subtotal	359	313
Qualified PPP | Cash and short-term investments
RETIREMENT-RELATED BENEFITS
Subtotal	1,982	2,549
Qualified PPP | Derivatives
RETIREMENT-RELATED BENEFITS
Subtotal	38	(80)
Qualified PPP | Level 1
RETIREMENT-RELATED BENEFITS
Subtotal	6,303	11,784
Fair value of plan assets	6,303	11,784
Qualified PPP | Level 1 | Equity securities
RETIREMENT-RELATED BENEFITS
Subtotal	5,778	11,210
Qualified PPP | Level 1 | Equity mutual funds
RETIREMENT-RELATED BENEFITS
Subtotal	93	99
Qualified PPP | Level 1 | Fixed income mutual funds
RETIREMENT-RELATED BENEFITS
Subtotal	359	313
Qualified PPP | Level 1 | Cash and short-term investments
RETIREMENT-RELATED BENEFITS
Subtotal	55	244
Qualified PPP | Level 1 | Derivatives
RETIREMENT-RELATED BENEFITS
Subtotal	18	(82)
Qualified PPP | Level 2
RETIREMENT-RELATED BENEFITS
Subtotal	35,560	29,884
Fair value of plan assets	35,560	29,884
Qualified PPP | Level 2 | Equity securities
RETIREMENT-RELATED BENEFITS
Subtotal	1	1
Qualified PPP | Level 2 | Government and related
RETIREMENT-RELATED BENEFITS
Subtotal	14,897	9,854
Qualified PPP | Level 2 | Corporate bonds
RETIREMENT-RELATED BENEFITS
Subtotal	18,063	17,088
Qualified PPP | Level 2 | Mortgage and asset-backed securities
RETIREMENT-RELATED BENEFITS
Subtotal	652	633
Qualified PPP | Level 2 | Cash and short-term investments
RETIREMENT-RELATED BENEFITS
Subtotal	1,927	2,305
Qualified PPP | Level 2 | Derivatives
RETIREMENT-RELATED BENEFITS
Subtotal	20	2
Qualified PPP | Level 3
RETIREMENT-RELATED BENEFITS
Subtotal	106	12
Fair value of plan assets	106	12	$ 24
Qualified PPP | Level 3 | Corporate bonds
RETIREMENT-RELATED BENEFITS
Subtotal	101	2
Fair value of plan assets	101	2	4
Qualified PPP | Level 3 | Mortgage and asset-backed securities
RETIREMENT-RELATED BENEFITS
Subtotal	5	10
Fair value of plan assets	5	10	20
Non-US Pension Plans
RETIREMENT-RELATED BENEFITS
Subtotal	17,122	16,812
Investments measured at net asset value using the NAV expedient	18,946	18,986
Other	(48)	(50)
Fair value of plan assets	36,020	35,748	39,543
Non-US Pension Plans | Equity securities
RETIREMENT-RELATED BENEFITS
Subtotal	4,080	4,631
Value of IBM securities included in plan assets	$ 15	$ 14
Percentage of IBM securities included in plan assets	0.04%	0.04%
Non-US Pension Plans | Equity mutual funds
RETIREMENT-RELATED BENEFITS
Subtotal	$ 35	$ 90
Non-US Pension Plans | Government and related
RETIREMENT-RELATED BENEFITS
Subtotal	7,593	7,499
Non-US Pension Plans | Corporate bonds
RETIREMENT-RELATED BENEFITS
Subtotal	2,045	1,899
Value of IBM securities included in plan assets	$ 1	$ 1
Percentage of IBM securities included in plan assets	0.003%	0.004%
Non-US Pension Plans | Mortgage and asset-backed securities
RETIREMENT-RELATED BENEFITS
Subtotal	$ 4	$ 6
Non-US Pension Plans | Fixed income mutual funds
RETIREMENT-RELATED BENEFITS
Subtotal	22	38
Non-US Pension Plans | Insurance contracts
RETIREMENT-RELATED BENEFITS
Subtotal	1,137	1,079
Non-US Pension Plans | Cash and short-term investments
RETIREMENT-RELATED BENEFITS
Subtotal	1,001	564
Non-US Pension Plans | Real estate
RETIREMENT-RELATED BENEFITS
Subtotal	294	411
Non-US Pension Plans | Derivatives
RETIREMENT-RELATED BENEFITS
Subtotal	796	480
Non-US Pension Plans | Other mutual funds
RETIREMENT-RELATED BENEFITS
Subtotal	114	115
Non-US Pension Plans | Level 1
RETIREMENT-RELATED BENEFITS
Subtotal	4,589	5,016
Fair value of plan assets	4,589	5,016
Non-US Pension Plans | Level 1 | Equity securities
RETIREMENT-RELATED BENEFITS
Subtotal	4,080	4,631
Non-US Pension Plans | Level 1 | Equity mutual funds
RETIREMENT-RELATED BENEFITS
Subtotal	35	90
Non-US Pension Plans | Level 1 | Fixed income mutual funds
RETIREMENT-RELATED BENEFITS
Subtotal	22	38
Non-US Pension Plans | Level 1 | Cash and short-term investments
RETIREMENT-RELATED BENEFITS
Subtotal	294	142
Non-US Pension Plans | Level 1 | Derivatives
RETIREMENT-RELATED BENEFITS
Subtotal	43	(1)
Non-US Pension Plans | Level 1 | Other mutual funds
RETIREMENT-RELATED BENEFITS
Subtotal	114	115
Non-US Pension Plans | Level 2
RETIREMENT-RELATED BENEFITS
Subtotal	12,223	11,366
Fair value of plan assets	12,223	11,366
Non-US Pension Plans | Level 2 | Equity securities
RETIREMENT-RELATED BENEFITS
Subtotal	0	0
Non-US Pension Plans | Level 2 | Government and related
RETIREMENT-RELATED BENEFITS
Subtotal	7,577	7,482
Non-US Pension Plans | Level 2 | Corporate bonds
RETIREMENT-RELATED BENEFITS
Subtotal	2,045	1,896
Non-US Pension Plans | Level 2 | Mortgage and asset-backed securities
RETIREMENT-RELATED BENEFITS
Subtotal	4	6
Non-US Pension Plans | Level 2 | Insurance contracts
RETIREMENT-RELATED BENEFITS
Subtotal	1,137	1,079
Non-US Pension Plans | Level 2 | Cash and short-term investments
RETIREMENT-RELATED BENEFITS
Subtotal	707	422
Non-US Pension Plans | Level 2 | Derivatives
RETIREMENT-RELATED BENEFITS
Subtotal	752	481
Non-US Pension Plans | Level 3
RETIREMENT-RELATED BENEFITS
Subtotal	310	431
Fair value of plan assets	310	431	444
Non-US Pension Plans | Level 3 | Government and related
RETIREMENT-RELATED BENEFITS
Subtotal	16	16
Fair value of plan assets	16	16	32
Non-US Pension Plans | Level 3 | Corporate bonds
RETIREMENT-RELATED BENEFITS
Subtotal	1	4
Fair value of plan assets	1	4	1
Non-US Pension Plans | Level 3 | Real estate
RETIREMENT-RELATED BENEFITS
Subtotal	294	411
Fair value of plan assets	294	411	411
U.S. Nonpension Postretirement Benefit Plans
RETIREMENT-RELATED BENEFITS
Fair value of plan assets	26	71	16
U.S. Nonpension Postretirement Benefit Plans | Level 1 | Cash
RETIREMENT-RELATED BENEFITS
Fair value of plan assets	26	71
Non-U.S. Nonpension Postretirement Benefit Plans
RETIREMENT-RELATED BENEFITS
Fair value of plan assets	71	59	$ 84
Non-U.S. Nonpension Postretirement Benefit Plans | Level 2 | Government and related fixed income securities and corporate bonds
RETIREMENT-RELATED BENEFITS
Fair value of plan assets	$ 71	$ 59